Intangible assets - Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Disclosure of detailed information about goodwill
The detail of goodwill, based on the cash-generating units giving rise thereto, is as follows:

EUR million
	2025	2024	2023
Banco Santander (Brasil)	3,031	3,079	3,679
SAM Investment Holdings Limited	1,444	1,444	1,444
Santander Consumer Germany	1,304	1,304	1,304
Santander Portugal	1,040	1,040	1,040
Santander España	998	998	998
Santander US Auto	943	1,068	1,003
Santander Holding USA (ex. Auto)	765	865	814
Santander UK	609	641	612
Banco Santander - Chile	470	482	516
Grupo Financiero Santander (México)	463	453	523
Ebury Partners	326	340	350
Santander Consumer Nordics	211	211	206
Santander Bank Polska	—	1,178	1,159
Other companies	354	335	369
Total Goodwill	11,958	13,438	14,017

Schedule of goodwill and changes in goodwill
The changes in goodwill were as follows:

EUR million
	2025	2024	2023
Balance at beginning of year	13,438	14,017	13,741
Additions	19	30	56
Of which:
Ebury Partners	—	—	45
Impairment losses	(4)	(4)	(20)
Transfer to Assets held for sale (Notes 3 y 12)	(1,176)	—	—
Exchange differences and other items	(291)	(605)	240
Balance at end of year	11,958	13,438	14,017

Schedule of goodwill assumptions
Following is a detail of the main assumptions taken into account in determining the recoverable amount, at 2025 year-end, of the most significant cash-generating units which were valued using the discounted cash flow method:

	2025
	Projected period	Discount rateA	Nominal perpetual growth rate
Santander UK	5 years	12.4%	2.5%
Santander US Auto	3 years	11.5%	3.0%
Santander Holding USA (ex. Auto)B	5 years	13.6%	3.5%
Santander Consumer Germany	5 years	9.5%	2.5%
SAM Investment Holdings, Limited	5 years	11.5%	2.5%
Santander Portugal	5 years	10.6%	2.5%
A.Post-tax discount rate.
B.Weighted information of the main assumptions of the segments to which goodwill has been allocated.
The discount and nominal perpetual growth rates taken into account in 2024 and 2023 are presented below for comparison purposes:

	Discount rateA		Nominal perpetual growth rate
	2024	2023	2024	2023
Santander UK	11.8%	11.9%	2.5%	2.5%
Santander Bank Polska	12.9%	13.2%	5.0%	5.0%
Santander US Auto	12.2%	12.8%	3.0%	3.0%
Santander Holding USA (ex. Auto)B	13.4%	13.4%	3.5%	3.5%
Santander Consumer Germany	9.1%	9.7%	2.0%	2.3%
SAM Investment Holdings, Limited	11.6%	11.6%	2.5%	2.5%
Santander Portugal	10.2%	11.2%	2.5%	2.5%
A.Post-tax discount rate.
B.Weighted information of the main assumptions of the segments to which goodwill has been allocated.